CONSOLIDATED AND COMBINED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 525,060	$ 153,145	$ 42,264	$ 2,745	$ 2,327	$ 2,749
Accounts receivable, net of allowance for doubtful accounts of $1,915 and $1,206, including $610 and $986 from affiliates at December 31, 2012 and 2011, respectively	272,683	204,508		174,831
Inventories	493,328	499,462		613,330
Prepaid expenses and other current assets, including $878 and $881 from affiliates at December 31, 2012 and 2011, respectively	36,309	26,990		104,096
Insurance receivable		1,260		1,939
Total current assets	1,327,380	885,365		896,941
Property, plant, and equipment, net of accumulated depreciation	1,346,900	1,351,591		1,320,787
Deferred financing costs, net	11,108	14,439		17,154
Insurance receivable	4,042	4,042		4,076
Other long-term assets, including $355 and $850 from affiliates at December 31, 2012 and December 31, 2011, respectively	3,846	3,078		23,461
Total assets	2,693,276	2,258,515		2,262,419
Current liabilities:
Note payable and capital lease obligations	1,129	1,091		960
Accounts payable, including $404 and $278 due to affiliates at December 31, 2012 and 2011, respectively	326,326	364,732		446,840
Personnel accruals	8,372	13,966		9,456
Accrued taxes other than income taxes	33,499	29,527		28,043
Accrued expenses and other current liabilities, including $179 due to affiliates as December 31, 2012 and 2011.	91,867	93,435		26,900
Total current liabilities	461,193	502,751		512,199
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	550,884	772,078		728,903
Accrued environmental liabilities, net of current portion	1,540	1,597		1,459
Other long-term liabilities, including $1,315 and $1,495 due to affiliates at December 31, 2012 and 2011, respectively	1,319	1,323		1,232
Total long-term liabilities	553,743	774,998		731,594
Commitments and contingencies
Partners' capital	1,678,340	980,766
Divisional equity				1,018,626	418,849	485,400
Total liabilities and partners' capital/divisional equity	$ 2,693,276	$ 2,258,515		$ 2,262,419